SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Gain on Transactions with Bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate Information And Statement Of IFRS Compliance [Abstract]
Gain on transactions with bonds	$ 0	$ 0	$ 19,102